Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit plans
Discount rate (as a percent)	2.02%	2.02%	2.35%
Rate of compensation increase (as a percent)	3.17%	3.17%	3.18%
Rate of pension increase (as a percent)	1.75%	1.46%	1.70%